Schedule of net income (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Accretion of mezzanine equity to redemption value			$ 10,300	$ 11,587
Conversion of redeemable principal interests into ordinary shares upon IPO			(131,308)
Redeemable Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Attribution of net (loss)/income			8,305	(6,235)
Accretion of mezzanine equity to redemption value			10,300	10,782
Conversion of redeemable principal interests into ordinary shares upon IPO			(53,469)
Allocation of net income/ (loss)			$ (34,864)	$ 4,547
Basic weighted average shares outstanding			525,898	578,014
Diluted weighted average shares outstanding			525,898	578,014
Basic net income loss per shares	[1]		$ (66.29)	$ 7.87
Diluted net income loss per shares	[1]		$ (66.29)	$ 7.87
Non-redeemable Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Attribution of net (loss)/income		$ (16,508)	$ 24,161	$ (15,342)
Accretion of mezzanine equity to redemption value
Conversion of redeemable principal interests into ordinary shares upon IPO
Allocation of net income/ (loss)		$ (16,508)	$ 24,161	$ (15,342)
Basic weighted average shares outstanding		2,205,913	1,529,950	1,422,345
Diluted weighted average shares outstanding		2,205,913	1,529,950	1,422,345
Basic net income loss per shares	[1]	$ (7.48)	$ 15.79	$ (10.79)
Diluted net income loss per shares	[1]	$ (7.48)	$ 15.79	$ (10.79)

[1]	The shares and per share information are presented on a retroactive basis to reflect the First Share Split, Second Share Split and Share Consolidation (See Note 16).